UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho  83353

13F File Number:  028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter F. Palmedo
Title:    President of Sun Valley Gold LLC, the Managing Member
Phone:    208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho                11/13/2007
------------------------     -----------------------        --------------------
       [Signature]               [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total: $320,479
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE


                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                --------       -----       --------  -------   ---  ----  ----------  --------  ----      ------  ----
AGNICO EAGLE MINES LTD        COM            008474108   14,392      289,000      CALL  SOLE        NONE        289,000
AGNICO EAGLE MINES LTD        COM            008474108   54,287    1,090,100      PUT   SOLE        NONE      1,090,100
APEX SILVER MINES LTD         ORD            G04074103   10,349      532,059 SH         SOLE        NONE        532,059
AURIZON MINES LTD             COM            05155P106   10,742    2,630,200 SH         SOLE        NONE      2,630,200
BARRICK GOLD CORP             COM            067901108   24,168      600,000      PUT   SOLE        NONE        600,000
COEUR D ALENE MINES CORP IDA  COM            192108108    1,895      500,000 SH         SOLE        NONE        500,000
ELDORADO GOLD CORP NEW        COM            284902103    1,902      308,000 SH         SOLE        NONE        308,000
GAMMON GOLD INC               COM ADDED      36467T106   22,863    1,931,000 SH         SOLE        NONE      1,931,000
GOLD FIELDS LTD NEW           SPONSORED ADR  38059T106   11,354      627,638 SH         SOLE        NONE        627,638
GOLD FIELDS LTD NEW           SPONSORED ADR  38059T106   18,095    1,000,300      CALL  SOLE        NONE      1,000,300
GOLDCORP INC NEW              COM            380956409    4,847      158,600 SH         SOLE        NONE        158,600
GOLDCORP INC NEW              COM            380956409   30,560    1,000,000      PUT   SOLE        NONE      1,000,000
HARMONY GOLD MNG LTD          SPONSORED ADR  413216300    4,986      418,600 SH         SOLE        NONE        418,600
HARMONY GOLD MNG LTD          SPONSORED ADR  413216300      596       50,000      CALL  SOLE        NONE         50,000
HECLA MNG CO                  COM            422704106   20,172    2,253,818 SH         SOLE        NONE      2,253,818
IMA EXPLORATION INC           COM            449664101      756    1,652,000 SH         SOLE        NONE      1,652,000
IAMGOLD CORP                  COM            450913108   11,326    1,301,586 SH         SOLE        NONE      1,301,586
JAGUAR MNG INC                COM ADDED      47009M103    9,126    1,024,000 SH         SOLE        NONE      1,024,000
KIMBER RES INC                COM            49435N101    2,296    2,536,200 SH         SOLE        NONE      2,536,200
KINROSS GOLD CORP             COM NO PAR     496902404    1,498      100,000 SH         SOLE        NONE        100,000
METALLICA RES INC             COM            59125J104    6,387    1,443,138 SH         SOLE        NONE      1,443,138
MINEFINDERS LTD               COM            602900102    6,087      567,628 SH         SOLE        NONE        567,628
MIRAMAR MINING CORP           COM            60466E100    8,170    1,728,110 SH         SOLE        NONE      1,728,110
PAN AMERICAN SILVER CORP      COM            697900108    1,268       43,891 SH         SOLE        NONE         43,891
PAN AMERICAN SILVER CORP      COM            697900108   22,117      765,300      PUT   SOLE        NONE        765,300
SILVER STD RES INC            COM            82823L106    1,305       35,000 SH         SOLE        NONE         35,000
STILLWATER MNG CO             COM            86074Q102   13,544    1,316,232 SH         SOLE        NONE      1,316,232
STREETTRACKS GOLD TR          GOLD SHS       863307104    5,660       77,000 SH         SOLE        NONE         77,000



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